Financial and other investments	12 Months Ended
Mar. 31, 2019
Disclosure of financial assets [abstract]
Financial and other investments
Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money funds, quoted investments in equities or bonds of other companies, long-term loans to our associates and joint ventures and other loans and receivables. Other loans and receivables typically includes bank deposits with a maturity of greater than three months, and cash balances that cannot be readily used in operations, principally collateral pledged against derivative holdings.

The Group adopted IFRS 9 with effect from 1 April 2018. The comparatives are not required to be restated and are accounted for in accordance with IAS 39. Under IFRS 9, the Group has reported four categories of financial investments, and the classification for each investment is dependent on its contractual cash flows and the business model it is held under and recognised on trade date.
Debt instruments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is to collect contractual cash flows, are held at amortised cost. This category includes our long-term loans to joint ventures and associates as well as collateral pledged balances.
Debt investments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, are measured at fair value through other comprehensive income. On disposal, any realised gains or losses are recycled to the income statement in investment income (see note 6).
The Group has elected to measure equity instruments at fair value through other comprehensive income as they are shares held as part of a portfolio of financial instruments which back some long-term employee liabilities. They are not held for trading and so recognising gains and losses on these investments in profit and loss would not be representative of performance in the year. On disposal, any realised gains and losses are transferred to retained profits (see note 28).
Other financial investments are subsequently measured at fair value through profit and loss. This primarily comprises our money market funds, insurance company fund investments and corporate venture capital investments held by National Grid Partners.
Financial and other investments are initially recognised on trade date. Subsequent to initial recognition, the fair values of financial assets measured at fair value that are quoted in active markets are based on bid prices. When independent prices are not available, fair values are determined by using valuation techniques that are consistent with techniques commonly used by the relevant market. The techniques use observable market data to the extent available.
2018
For 2018, financial and other investments were £3,593 million reported across three categories. Assets classified as available-for-sale typically represent investments in short-term money funds and quoted investments in equities or bonds of other companies. The second category comprises long-term loans to our associates and joint ventures, and the third category is other loans and receivables, which includes bank deposits, collateral pledged against derivative holdings or other restricted deposit balances.
Financial assets, liabilities and equity instruments are classified according to the substance of the contractual arrangements entered into, and recognised on trade date. Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any other categories. Available-for-sale financial investments are recognised at fair value plus directly related incremental transaction costs, and they are subsequently carried at fair value in the statement of financial position. Changes in the fair value of available-for-sale investments are recognised directly in other comprehensive income, until the investment is disposed of or is determined to be impaired. At this time the cumulative gain or loss previously recognised in equity is included in the income statement for the period. Investment income is recognised using the effective interest method and taken through interest income in the income statement.
Loans and other receivables are initially recognised at fair value plus transaction costs and subsequently held at amortised cost using the effective interest method. Interest income, together with gains and losses when the loans and receivables are derecognised or impaired, is recognised in the income statement.
15. Financial and other investments continued

	2019	2018
	£m	£m
Non-current
Debt investments at fair value through other comprehensive income	343	—
Equity investments at fair value through other comprehensive income	93	—
Investments at fair value through profit and loss	62	—
Available-for-sale investments	—	417
Loans to joint ventures and associates[1]	169	482
	667	899
Current
Investments at fair value through profit and loss	1,311	—
Available-for-sale investments	—	2,304
Other loans and receivables	670	390
	1,981	2,694
	2,648	3,593
Financial and other investments include the following:
Investments in short-term money funds[2]	969	1,999
Insurance company fund investments[3]	342	301
Equities[4]	93	84
Bonds[4]	122	145
Cash surrender value of life insurance policies[4]	221	198
Loans to joint ventures and associates	169	482
Corporate venture capital and other	62	—
Restricted balances:
Collateral[5]	637	335
Other	33	49
	2,648	3,593

1.	Comprises a loan to a joint venture. In 2018, £352 million related to a shareholder loan to Quadgas, which has been re-classified to assets held for sale during the period.

2.	Includes £6 million (2018: £69 million) held as insurance company fund investments and £22 million (2018: £nil) US non-qualified plan investments, and therefore restricted.

3.	Includes restricted amounts of £342 million (2018: £301 million) held as insurance company fund investments.

4.	Primarily includes restricted amounts of £436 million (2018: £411 million) relating to US non-qualified plan investments.

5.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.
Fair value through profit and loss, fair value through other comprehensive income and available-for-sale investments are recorded at fair value. The carrying value of current loans and receivables is approximate to their fair values, due to short-dated maturities. The carrying value of the non-current loans to joint ventures and associates approximates their fair values as at 31 March 2019 and 31 March 2018. The exposure to credit risk at the reporting date is the fair value of the financial investments. For further information on our credit risk, refer to note 32(a).
For the purposes of impairment assessment, the investments in bonds are considered to be low risk as they are managed with an investment remit to invest in investment grade securities; life insurance policies are held with regulated insurance companies; and loans to joint ventures are individually assessed based on comparable external credit ratings and a review of forecasts. No balances are more than 30 days past due. All financial assets held at fair value through other comprehensive income or amortised cost are therefore considered to have low credit risk and have a loss allowance equal to 12-month expected credit losses.
In determining the expected credit losses for these assets, some or all of the following information has been considered: credit ratings, the financial position of counterparties, the future prospects of the relevant industries and general economic forecasts.
No fair value through other comprehensive income or amortised cost financial assets have had modified cash flows during the period. There has been no change in the estimation techniques or significant assumptions made during the year in assessing the loss allowance for these financial assets. There were no significant movements in the gross carrying value of financial assets during the year that contribute to changes in the loss allowance. No collateral is held in respect of any of the financial investments in the above table. No balances were written off during the year.